CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

	2017	2016
Cash	10,439	9,412
Banks and immediately available investments	2,544,899	5,053,971

Cash and cash equivalents	2,555,338	5,063,383

	2017	2016
Held for trading	821,518	1,024,411

Short-term investments	821,518	1,024,411

Immediately available investments include investments with maturity up to 90 days, immediate liquidity and low risk of fair value variation.

Held for trading securities include Bank Deposit Certificates and marketable securities, which are stated at their fair value. Income generated by these investments is recorded as financial income.